INVENTORIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Inventories	$ 55,724	$ 56,760
Cost of sales	35,399	25,212	$ 17,562
Cost of inventory
Inventories [Line Items]
Cost of sales	25,600	21,400	17,400
Adjustment for Net Realisable Value
Inventories [Line Items]
Inventories	$ (8,663)	$ (4,276)	$ (1,971)